UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8416


                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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(Address of principal executive offices)              (Zip code)


Registrant's telephone number, including area code: (513) 878-4066

Date of fiscal year end:      12/31

Date of reporting period:    03/31/10

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Touchstone Baron Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)


                                                                       MARKET
COMMON STOCKS -- 96.7%                                  SHARES         VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 35.0%
Cheesecake Factory, Inc. (The)*                           4,000    $    108,240
Choice Hotels International, Inc.                        12,000         417,720
DeVry, Inc.                                              16,500       1,075,800
Dick's Sporting Goods, Inc.*                             30,000         783,300
Interactive Data Corp.                                    1,500          48,000
J. Crew Group, Inc.*                                     11,250         516,375
Lamar Advertising Co. - Class A*+                         5,000         171,750
LKQ Corp.*                                               24,000         487,200
Mohawk Industries, Inc.*                                  4,200         228,396
Morningstar, Inc.*                                        5,500         264,495
Panera Bread Co. - Class A*                               3,000         229,470
Peet's Coffee & Tea, Inc.*+                              10,000         396,500
Penn National Gaming, Inc.*+                             10,000         278,000
Penske Auto Group, Inc.*                                  4,700          67,774
Polo Ralph Lauren Corp.+                                  6,000         510,240
Strayer Education, Inc.+                                  3,500         852,320
Under Armour, Inc. - Class A*+                            7,500         220,575
Vail Resorts, Inc.*+                                     14,000         561,260
Wynn Resorts Ltd.+                                        1,359         103,053
--------------------------------------------------------------------------------
                                                                      7,320,468
--------------------------------------------------------------------------------

HEALTH CARE -- 14.4%
AMERIGROUP Corp.*                                        16,000         531,840
Charles River Laboratories International, Inc.*           5,000         196,550
Chemed Corp.                                              3,000         163,140
Community Health Systems, Inc.*                          12,700         469,011
Edwards Lifesciences Corp.*+                             11,000       1,087,680
Gen-Probe, Inc.*                                          3,500         175,000
IDEXX Laboratories, Inc.*                                   800          46,040
Techne Corp.                                              1,000          63,690
VCA Antech, Inc.*+                                        9,825         275,395
--------------------------------------------------------------------------------
                                                                      3,008,346
--------------------------------------------------------------------------------

FINANCIALS -- 13.2%
Alexander's, Inc. REIT*+                                  1,500         448,695
Alexandria Real Estate Equities, Inc. REIT+               2,500         169,000
Arch Capital Group Ltd.*                                 12,000         915,000
Cohen & Steers, Inc.+                                     5,500         137,280
Digital Realty Trust, Inc. REIT+                          2,752         149,158
Eaton Vance Corp.                                         9,000         301,860
Interactive Brokers Group, Inc. - Class A*+              11,000         177,650
Jefferies Group, Inc.+                                   20,000         473,400
--------------------------------------------------------------------------------
                                                                      2,772,043
--------------------------------------------------------------------------------

ENERGY -- 10.8%
Atlas Energy, Inc.*                                       2,900          90,248
Brigham Exploration Co.*                                  5,000          79,750
CARBO Ceramics, Inc.                                      1,500          93,510
Denbury Resources, Inc.*                                 36,072         608,535
FMC Technologies, Inc.*                                   8,000         517,040
SEACOR Holdings, Inc.*                                    5,000         403,300
Southern Union Co.                                       14,000         355,180
St. Mary Land & Exploration Co.                           3,500         121,835
--------------------------------------------------------------------------------
                                                                      2,269,398
--------------------------------------------------------------------------------

INDUSTRIALS -- 9.7%
Aecom Technology Corp.*                                   5,500         156,035
Copart, Inc.*                                            15,000         534,000
CoStar Group, Inc.*+                                      6,500         269,880
Generac Holdings, Inc.*                                   9,000         126,090
Genesee & Wyoming, Inc. - Class A*                       15,750         537,390
Tetra Tech, Inc.*                                        12,000         276,480
Valmont Industries, Inc.                                  1,500         124,245
--------------------------------------------------------------------------------
                                                                      2,024,120
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 7.1%
Church & Dwight Co., Inc.                                 7,000         468,650
Diamond Foods, Inc.                                       3,000         126,120
Ralcorp Holdings, Inc.*                                   7,400         501,572
TreeHouse Foods, Inc.*                                    5,000         219,350
Whole Foods Market, Inc.*+                                5,000         180,750
--------------------------------------------------------------------------------
                                                                      1,496,442
--------------------------------------------------------------------------------

UTILITIES -- 2.6%
ITC Holdings Corp.                                       10,000         550,000
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.2%
SBA Communications Corp. - Class A*                      12,500         450,875
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 1.7%
Blackboard, Inc.*                                         3,000         124,980
WebMD Health Corp.*+                                      5,000         231,900
--------------------------------------------------------------------------------
                                                                        356,880
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 20,248,572
--------------------------------------------------------------------------------

INVESTMENT FUNDS --26.9%
Invesco AIM Liquid Assets Portfolio**                 4,892,723       4,892,723
Touchstone Institutional Money Market Fund              729,329         729,329
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  5,622,052
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 123.6%
(Cost $17,111,539)                                                 $ 25,870,624

LIABILITIES IN EXCESS OF OTHER ASSETS -- (23.6%)                     (4,943,670)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 20,926,954
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $4,755,740.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

PORTFOLIO ABBREVIATIONS:
REIT -- Real Estate Investment Trust
SPA -- Stand-by Purchase Agreement

Touchstone Baron Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)


OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                    LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Common Stocks                 $20,248,572    $   --      $   --      $20,248,572
Investment Funds                5,622,052        --          --        5,622,052
--------------------------------------------------------------------------------
                                                                     $25,870,624

See accompanying Notes to Portfolios of Investments.

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS

                                                      March 31, 2010 (Unaudited)

    PRINCIPAL                                                         MARKET
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------
                 CORPORATE BONDS -- 40.6%
                 FINANCIALS -- 11.9%
  $     235,000  American Express Credit Corp., 5.875%,
                   5/2/13                                          $    254,559
        155,000  AvalonBay Communities, Inc., 5.750%,
                   9/15/16                                              164,822
        235,000  Bank of America Corp., 7.375%, 5/15/14                 264,267
        200,000  Brandywine Operating Partnership LP,
                   5.400%, 11/1/14                                      200,898
        190,000  Caterpillar Financial Services Corp.,
                   5.450%, 4/15/18                                      201,007
        170,000  Citigroup, Inc., 5.500%, 4/11/13                       178,633
        225,000  Credit Suisse AG, 5.400%, 1/14/20                      226,759
        400,000  Crown Castle Towers LLC, 144a, 4.523%,
                   1/15/35                                              405,407
        290,000  General Electric Capital Corp., 5.625%,
                   5/1/18                                               303,053
        200,000  Goldman Sachs Group, Inc., 7.500%,
                   2/15/19                                              228,560
        250,000  Iberdrola Finance Ireland Ltd., 144a,
                   3.800%, 9/11/14                                      251,414
         32,000  International Lease Finance Corp., 144a,
                   8.750%, 3/15/17                                       32,737
        235,000  John Deere Capital Corp., 5.350%, 4/3/18               250,060
        190,000  KeyBank NA, 5.500%, 9/17/12                            199,734
         20,000  LBI Escrow Corp., 144a, 8.000%, 11/1/17                 20,750
        160,000  Metropolitan Life Global Funding I, 144a,
                   5.125%, 6/10/14                                      169,470
        225,000  Morgan Stanley, 5.625%, 1/9/12                         238,312
         57,000  New Communications Holdings, Inc., 144a,
                   8.500%, 4/15/20                                       57,427
         15,000  Reynolds Group ISS, 144a, 7.750%,
                   10/15/16                                              15,412
        175,000  Simon Property Group LP, 4.200%, 2/1/15                175,444
        145,000  Teachers Insurance & Annuity Association
                   of America, 144a, 6.850%, 12/16/39                   157,286
        175,000  WCI Finance LLC / WEA Finance LLC,
                   144a, 5.700%, 10/1/16                                179,861
        250,000  Williams Company Inc Credit Linked
                   Certificates Trust V, 144a, 6.375%,
                   10/1/10                                              254,621
        220,000  Xstrata Finance Canada Ltd., 144a,
                   5.500%, 11/16/11                                     230,802
--------------------------------------------------------------------------------
                                                                      4,661,295
--------------------------------------------------------------------------------

                 UTILITIES -- 6.9%
        135,000  AES Corp., 8.000%, 10/15/17                            137,025
        215,000  CenterPoint Energy, Inc., 5.950%, 2/1/17               222,482
        135,000  Copano Energy LLC Finance Co., 8.125%,
                   3/1/16                                               136,856
         12,000  Crosstex Energy, 144a, 8.875%, 2/15/18                  12,375
        155,000  Electricite De France, 144a, 6.500%,
                   1/26/19                                              173,930
        160,000  Enel Finance International SA, 144a,
                   6.250%, 9/15/17                                      173,816
        145,000  FPL Group Capital, Inc., 6.350%,
                   10/1/66(a)                                           135,937
        110,000  Intergen NV, 144a, 9.000%, 6/30/17                     113,300
        125,000  MarkWest Energy Partners, Ser B, 8.750%,
                   4/15/18                                              128,281
        210,000  Midamerican Energy Holdings Co.,
                   6.125%, 4/1/36                                       211,580
        180,000  Nisource Finance Corp., 6.150%, 3/1/13                 196,201
        140,000  Plains All American Pipeline LP / PAA
                   Finance Corp., 6.650%, 1/15/37                       145,172
        165,000  PPL Energy Supply LLC, 6.500%, 5/1/18                  175,816
         40,000  Regency Energy Partners LP/Regency
                   Energy Finance Corp., 144a, 9.375%,
                   6/1/16                                                42,400
        195,000  Rockies Express Pipeline LLC, 144a,
                   6.250%, 7/15/13                                      212,177
        135,000  RRI Energy, Inc., 7.875%, 6/15/17                      121,163
        175,000  Southern Power Co., Ser D, 4.875%,
                   7/15/15                                              185,106
        145,000  Spectra Energy Capital LLC, 8.000%,
                   10/1/19                                              170,924
--------------------------------------------------------------------------------
                                                                      2,694,541
--------------------------------------------------------------------------------

                 CONSUMER DISCRETIONARY -- 5.7%
         60,000  Cequel Communications Holdings, 144a,
                   8.625%, 11/15/17                                      61,650
         17,000  Clear Channel Worldwide Holdings, Inc.,
                   144a, 9.250%, 12/15/17                                17,765
          1,000  Clear Channel Worldwide Holdings, Inc.,
                   144a, 9.250%, 12/15/17                                 1,039
        195,000  Comcast Corp., 5.700%, 7/1/19                          203,618
        100,000  CSC Holdings LLC, 144a, 8.625%, 2/15/19                109,500
        100,000  Equinox Holdings, Inc., 144a, 9.500%,
                   2/1/16                                               100,750
        100,000  Interpublic Group, 6.250%, 11/15/14                    100,625
          8,000  Lear Corp., 7.875%, 3/15/18                              8,090
         52,000  Libbey Glass, Inc., 144a, 10.000%, 2/15/15              54,730
        140,000  Macy's Retail Holdings, Inc., 5.350%,
                   3/15/12                                              147,000
         90,000  Macy's Retail Holdings, Inc., 8.875%,
                   7/15/15                                              101,700
         25,000  Navistar Intl. Corp., 8.250%, 11/1/21                   25,500
        175,000  News America, Inc., 6.900%, 3/1/19                     198,881
        125,000  Sealy Mattress Co., 144a, 10.875%,
                   4/15/16                                              140,000
        280,000  Time Warner Cable, Inc., 6.200%, 7/1/13                308,978
        225,000  Time Warner, Inc., 6.875%, 5/1/12                      247,490
        135,000  Valassis Communications, Inc., 8.250%,
                   3/1/15                                               138,712
        225,000  Viacom, Inc., 6.250%, 4/30/16                          248,582
--------------------------------------------------------------------------------
                                                                      2,214,610
--------------------------------------------------------------------------------

                 TELECOMMUNICATION SERVICES -- 3.4%
        240,000  America Movil SAB de CV, 144a, 5.000%,
                   3/30/20                                              236,608
        225,000  AT&T, Inc., 6.550%, 2/15/39                            236,529
         45,000  Cricket Communications Leap, 7.750%,
                   5/15/16                                               46,687
        175,000  Deutsche Telekom International Finance
                   BV, 5.375%, 3/23/11                                  181,973
         15,000  MetroPCS Wireless, Inc., 9.250%, 11/1/14+               15,338
          6,000  PAETEC Holding Corp., 144a, 8.875%,
                   6/30/17                                                6,165
         45,000  Sprint Capital Corp., 8.750%, 3/15/32                   41,737
         55,000  Sprint Nextel Corp., 8.375%, 8/15/17                    55,275
          9,000  tw telecom holdings, inc., 144a, 8.000%,
                   3/1/18                                                 9,203
        175,000  Verizon Communications, Inc., 6.250%,
                   4/1/37                                               177,358
         90,000  Virgin Media Finance PLC, 8.375%,
                   10/15/19                                              92,475

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

    PRINCIPAL                                                         MARKET
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

                 CORPORATE BONDS -- 40.6% (CONTINUED)
  $     100,000  Wind Acquisition Finance SA, 144a,
                   11.750%, 7/15/17                                $    110,500
        135,000  Windstream Corp., 8.625%, 8/1/16                       138,038
--------------------------------------------------------------------------------
                                                                      1,347,886
--------------------------------------------------------------------------------

                 ENERGY -- 3.2%
         90,000  Atlas Energy Operating Co. LLC / Atlas
                   Energy Finance Corp., 12.125%, 8/1/17                103,050
        135,000  Basic Energy Services, Inc., 11.625%,
                   8/1/14                                               148,500
         32,000  Coffeyville Resources LLC, 144a,
                   10.875%, 4/1/17                                       31,760
         10,000  Consol Energy, Inc., 144a, 8.000%, 4/1/17               10,275
         10,000  Consol Energy, Inc., 144a, 8.250%, 4/1/20               10,275
         20,000  Denbury Resources, Inc., 8.250%, 2/15/20                21,200
        120,000  EnCana Corp., 6.500%, 8/15/34                          127,189
         50,000  Helix Energy Solutions Group, Inc., 144a,
                   9.500%, 1/15/16                                       51,500
         75,000  Hilcorp Energy, 144a, 9.000%, 6/1/16                    78,000
         50,000  Hilcorp Energy, 144a, 7.750%, 11/1/15                   49,375
        135,000  Holly Energy Partners, 6.250%, 3/1/15                  128,925
        105,000  Petrohawk Energy Corp., 10.500%, 8/1/14                115,894
         44,000  Pioneer Drilling Co., 144a, 9.875%,
                   3/15/18                                               43,560
        135,000  Sabine Pass LNG LP, 7.250%, 11/30/13                   126,900
        195,000  Valero Logistics LP, 6.050%, 3/15/13                   209,434
--------------------------------------------------------------------------------
                                                                      1,255,837
--------------------------------------------------------------------------------

                 MATERIALS -- 2.7%
        220,000  ArcelorMittal, 5.375%, 6/1/13                          234,171
         27,000  Cascades, Inc., 144a, 7.750%, 12/15/17                  27,202
         15,000  Cascades, Inc., 144a, 7.875%, 1/15/20                   15,075
         90,000  Cellu Tissue Holdings, Inc., 11.500%,
                   6/1/14                                               100,350
         30,000  Cloud Peak Energy Resources LLC , 144a,
                   8.500%, 12/15/19                                      30,750
        255,000  CRH America, Inc., 5.300%, 10/15/13                    271,627
         30,000  Koppers, Inc., 144a, 7.875%, 12/1/19                    30,900
        225,000  Rio Tinto Finance USA Ltd., 6.500%,
                   7/15/18                                              253,253
         75,000  Texas Industries, Inc., Ser UNRE, 7.250%,
                   7/15/13                                               73,687
--------------------------------------------------------------------------------
                                                                      1,037,015
--------------------------------------------------------------------------------

                 INDUSTRIALS -- 2.5%
         39,000  Amsted Industries, Inc., 144a, 8.125%,
                   3/15/18                                               39,000
        135,000  ARAMARK Corp., 8.500%, 2/1/15                          138,038
        180,000  BAE Systems Holdings, Inc., 144a,
                   6.400%, 12/15/11                                     192,585
         85,000  Clean Harbors, Inc., 7.625%, 8/15/16                    86,275
        135,000  Iron Mountain, Inc., 8.000%, 6/15/20                   138,375
         33,000  Martin Midstream Partners & Finance,
                   144a, 8.875%, 4/1/18                                  33,330
        230,000  Norfolk Southern Corp., 5.750%, 4/1/18                 246,875
         24,000  Overseas Shipholding Group, Inc., 8.125%,
                   3/30/18                                               23,820
         90,000  RSC Equipment Rental, Inc., 144a,
                   10.000%, 7/15/17                                      95,400
--------------------------------------------------------------------------------
                                                                        993,698
--------------------------------------------------------------------------------

                 HEALTH CARE -- 1.7%
         22,000  Accellent, Inc., 144a, 8.375%, 2/1/17                   22,330
        135,000  Apria Healthcare Group, Inc., 144a,
                   11.250%, 11/1/14                                     146,812
        135,000  HCA, Inc., 9.625%, 11/15/16                            144,619
        155,000  Health Care REIT, Inc., 6.125%, 4/15/20                155,482
        155,000  Service Corp International, 8.000%,
                   11/15/21                                             156,937
         40,000  StoneMor, Cornerstone, OSIR, 144a,
                   10.250%, 12/1/17                                      41,200
--------------------------------------------------------------------------------
                                                                        667,380
--------------------------------------------------------------------------------

                 CONSUMER STAPLES -- 1.7%
        190,000  Anheuser-Busch InBev Worldwide, Inc.,
                   144a, 8.200%, 1/15/39                                245,027
        135,000  Ingles Markets, Inc., 8.875%, 5/15/17                  141,075
        285,000  Kraft Foods, Inc., 4.125%, 2/9/16                      288,792
          2,000  TreeHouse Foods, Inc., 7.750%, 3/1/18                    2,075
--------------------------------------------------------------------------------
                                                                        676,969
--------------------------------------------------------------------------------

                 INFORMATION TECHNOLOGY -- 0.9%
        117,000  Communications & Power Industries, Inc.,
                   8.000%, 2/1/12                                       116,708
        220,000  Oracle Corp., 5.000%, 7/8/19                           230,273
--------------------------------------------------------------------------------
                                                                        346,981
--------------------------------------------------------------------------------

                 TOTAL CORPORATE BONDS                             $ 15,896,212
--------------------------------------------------------------------------------

                 U.S. TREASURY OBLIGATIONS -- 19.4%

        990,000  U.S. Treasury Inflation Indexed Note,
                   1.375%, 1/15/20                                      972,227
      3,000,000  U.S. Treasury Note, 1.000%, 3/31/12                  2,998,594
      2,975,000  U.S. Treasury Note, 1.125%, 12/15/12                 2,949,201
        700,000  U.S. Treasury Note, 3.375%, 11/15/19                   675,445
--------------------------------------------------------------------------------
                 TOTAL U.S. TREASURY OBLIGATIONS                   $  7,595,467
--------------------------------------------------------------------------------

                 ASSET-BACKED SECURITIES -- 18.5%
        315,000  Banc of America Commercial Mortgage,
                   Inc., Ser 2007-1, Class AAB, 5.422%,
                   1/15/49                                              324,800
        111,320  Bear Stearns Commercial Mortgage
                   Securities, Ser 2002-TOP6, Class A1,
                   5.920%, 10/15/36                                     112,904
        575,000  Bear Stearns Commercial Mortgage
                   Securities, Ser 2005-PWR9, Class A4A,
                   4.871%, 9/11/42                                      579,668
        550,000  Bear Stearns Commercial Mortgage
                   Securities, Ser 2007-PW16, Class A4,
                   5.719%, 6/11/40(a)                                   542,910
        135,000  Commercial Mortgage Pass-Thru
                   Certificates, Ser 2005-C6, Class A5A,
                   5.116%, 6/10/44(a)                                   139,572
        507,676  Countrywide Asset-Backed Certificates,
                   Ser 2007-S1, Class A5, 6.018%,
                   11/25/36(a)                                          235,807
        152,871  Credit Suisse First Boston Mortgage
                   Securities Corp., Ser 2002-CKN2, Class
                   A2, 5.939%, 4/15/37                                  156,554
        500,573  Credit Suisse First Boston Mortgage
                   Securities Corp., Ser 2005-9, Class 2A1,
                   5.500%, 10/25/35                                     427,442
        250,000  CW Capital Cobalt Ltd., Ser 2006-C1,
                   Class A4, 5.223%, 8/15/48                            238,665

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

    PRINCIPAL                                                         MARKET
     AMOUNT                                                           VALUE
--------------------------------------------------------------------------------

                 ASSET-BACKED SECURITIES -- 18.5% (CONTINUED)
  $     357,860  Deutsche ALT-A Securities, Inc. Alternate
                   Loan Trust, Ser 2003-2XS, Class A6,
                   4.970%, 9/25/33                                 $    333,795
        700,000  Deutsche ALT-A Securities, Inc. Alternate
                   Loan Trust, Ser 2005-3, Class 4A4,
                   5.250%, 6/25/35                                      576,343
        600,000  GE Capital Commercial Mortgage Corp.,
                   Ser 2002-2A, Class A3, 5.349%,
                   8/11/36                                              633,528
        279,864  GE Capital Commercial Mortgage Corp.,
                   Ser 2004-C1, Class A2, 3.915%,
                   11/10/38                                             282,655
        365,000  GE Capital Commercial Mortgage Corp.,
                   Ser 2005-C4, Class ASB, 5.300%,
                   11/10/45(a)                                          383,555
        350,000  GS Mortgage Securities Corp. II, Ser 2006-
                   GG8, Class AAB, 5.535%, 11/10/39                     373,012
        162,374  JP Morgan Chase Commercial Mortgage
                   Securities Corp., Ser 2006-LDP8, Class
                   A1, 5.241%, 5/15/45                                  163,983
        177,239  Merrill Lynch Mortgage Trust, Ser 2003-
                   KEY1, Class A2, 4.435%, 11/12/35                     178,012
          5,921  Morgan Stanley Capital I, Ser 2006-HQ8,
                   Class A1, 5.124%, 3/12/44                              5,917
        700,000  Morgan Stanley Mortgage Loan Trust, Ser
                   2007-3XS, Class 2A4S, 5.963%,
                   1/25/47                                              371,140
        254,588  Residential Asset Securitization Trust, Ser
                   2005-A6CB, Class A8, 5.500%, 6/25/35                 141,018
        301,545  Residential Asset Securitization Trust, Ser
                   2006-A1, Class 1A3, 6.000%, 4/25/36                  218,068
        138,565  Residential Funding Mortgage Securities I,
                   Ser 2006-S2, Class A2, 5.750%,
                   2/25/36                                               96,395
        332,846  Structured Asset Securities Corp., Ser
                   2005-17, Class 5A1, 5.500%, 10/25/35                 271,913
        219,059  Wachovia Bank Commercial Mortgage
                   Trust, Ser 2006-C28, Class A1, 5.323%,
                   10/15/48                                             222,136
        261,451  Washington Mutual Mortgage Pass-Thru
                   Certificates, Ser 2005-9, Class 2A4,
                   5.500%, 11/25/35                                     231,515
--------------------------------------------------------------------------------

                 TOTAL ASSET-BACKED SECURITIES                        7,241,307
--------------------------------------------------------------------------------

                 U.S. GOVERNMENT MORTGAGE-BACKED
                   OBLIGATIONS -- 17.2%

        950,000  FHLB, 0.800%, 5/6/11                                   951,712
        149,358  FNMA, Pool #254759, 4.500%, 6/1/18                     157,247
        259,130  FNMA, Pool #974403, 4.500%, 4/1/23                     269,174
        222,810  FNMA, Pool #974401, 4.500%, 4/1/23                     231,446
        742,443  FNMA, Pool #983610, 5.000%, 5/1/23                     783,953
        203,196  FNMA, Pool #984256, 5.000%, 6/1/23                     214,557
        392,092  FNMA, Pool #988107, 5.000%, 8/1/23                     414,014
        243,223  FNMA, Pool #995472, 5.000%, 11/1/23                    256,821
        229,504  FNMA, Pool #995529, 5.500%, 11/1/22                    245,742
        255,618  FNMA, Pool #889734, 5.500%, 6/1/37                     269,681
        199,111  FNMA, Pool #995220, 6.000%, 11/1/23                    214,786
         28,093  FNMA, Pool #561741, 7.500%, 1/1/31                      31,807
         32,040  FNMA, Pool #535290, 8.000%, 5/1/30                      37,136
      2,475,000  FNMA TBA, 4.500%, 4/25/25                            2,567,040
         26,990  GNMA, Pool #G2 8503, 3.625%,
                   9/20/24 (a)                                           27,778
         39,957  GNMA, Ser 2003-11, Class GJ, Pool
                   #2003-11 GJ, 4.000%, 10/17/29                         41,647
          4,267  GNMA, Pool #434792, 8.000%, 7/15/30                      4,668
--------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT MORTGAGE-
                   BACKED OBLIGATIONS                              $  6,719,209
--------------------------------------------------------------------------------

                 MUNICIPAL BONDS -- 1.0%

                 CALIFORNIA -- 0.5%
        180,000  California State Taxable UTGO, Ser 2009
                   5.950%, 4/1/16                                       187,155
--------------------------------------------------------------------------------

                 GEORGIA -- 0.5%
        190,000  Municipal Electric Auth. of Georgia Rev,
                   Ser 2010 6.655%, 4/1/57                              188,898
--------------------------------------------------------------------------------
                 TOTAL MUNICIPAL BONDS                             $    376,053
--------------------------------------------------------------------------------

                 SOVEREIGN BOND -- 0.5%

        210,000  Province of Quebec Canada, 4.625%,
                   5/14/18                                              219,150
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                                          VALUE
--------------------------------------------------------------------------------

                 PREFERRED STOCK --0.4%
                 FINANCIALS --0.4%
          7,900  Citigroup Capital VIII, 6.95%                     $    165,663
--------------------------------------------------------------------------------

                                                                      MARKET
      SHARES                                                          VALUE
--------------------------------------------------------------------------------
                 INVESTMENT FUND -- 16.1%

         15,120  Invesco AIM Liquid Assets Portfolio**                   15,120
      6,288,640  Touchstone Institutional Money Market
                 Fund^                                                6,288,640
--------------------------------------------------------------------------------
                 TOTAL INVESTMENT FUNDS                               6,303,760
--------------------------------------------------------------------------------

                 TOTAL INVESTMENT SECURITIES -- 113.7%
                 (Cost $44,750,455)                                $ 44,516,821

                 LIABILITIES IN EXCESS OF OTHER ASSETS --
                 (13.7%)                                             (5,364,090)
--------------------------------------------------------------------------------

                 NET ASSETS -- 100.0%                              $ 39,152,731
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $14,315.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4

PORTFOLIO ABBREVIATIONS:
FNMA -- Federal National Mortgage Association

Touchstone Core Bond Fund
SCHEDULE OF INVESTMENTS

                                                      March 31, 2010 (Unaudited)

FHLB -- Federal Home Loan Bank

GNMA -- Government National Mortgage Association

PLC -- Public Limited Company

REIT -- Real Estate Investment Trust

SPA -- Stand-by Purchase Agreement

UTGO -- Unlimited Tax General Obligation

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $4,545,451 or 11.6% of net assets.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                                      LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
------------------------------------------------------------------------------------------------
Corporate Bonds                                $        --   $15,896,212   $    --   $15,896,212
U.S. Treasury Obligations                               --     7,595,467        --     7,595,467
Asset-Backed Securities                                 --     7,241,307        --     7,241,307
U.S. Government Mortgage-Backed Obligations             --     6,719,209        --     6,719,209
Investment Funds                                 6,303,760            --        --     6,303,760
Municipal Bonds                                         --       376,053        --       376,053
Please Update Asset 1 Pluralization                     --       219,150        --       219,150
Preferred Stocks                                   165,663            --        --       165,663
------------------------------------------------------------------------------------------------
                                                                                     $44,516,821

See accompanying Notes to Portfolios of Investments.

Touchstone High Yield Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 96.1%
              CONSUMER DISCRETIONARY -- 22.2%
$   432,000   ACE Hardware Corp., 144a, 9.125%, 6/1/16             $    463,320
    503,000   Asbury Automotive Group, Inc., 8.000%, 3/15/14            504,258
     12,000   Asbury Automotive Group, Inc., 7.625%, 3/15/17             11,430
    315,000   Beazer Homes USA, Inc., 6.875%, 7/15/15                   277,200
    400,000   Cequel Communications Holdings, 144a,
               8.625%, 11/15/17                                         411,000
    120,000   Clear Channel Worldwide Holdings, Inc., 144a,
               9.250%, 12/15/17                                         125,400
      7,000   Clear Channel Worldwide Holdings, Inc., 144a,
               9.250%, 12/15/17                                           7,271
    365,000   CSC Holdings LLC, 144a, 8.625%, 2/15/19                   399,675
    164,000   CSC Holdings LLC, 144a, 8.500%, 6/15/15                   173,840
    149,000   Equinox Holdings, Inc., 144a, 9.500%, 2/1/16              150,117
    191,000   Fisher Communications, Inc., 8.625%, 9/15/14              187,658
    200,000   Inergy LP, 8.250%, 3/1/16                                 206,000
     37,000   Interpublic Group, 6.250%, 11/15/14                        37,231
    272,000   Jarden Corp., 7.500%, 5/1/17                              275,740
    100,000   Jarden Corp., 8.000%, 5/1/16                              104,750
    139,000   Lamar Media Corp., Ser B, 6.625%, 8/15/15                 133,614
     56,000   Lear Corp., 7.875%, 3/15/18                                56,630
    148,000   Libbey Glass, Inc., 144a, 10.000%, 2/15/15                155,770
    400,000   M/I Homes, Inc., 6.875%, 4/1/12                           388,000
    250,000   Meritage Homes Corp., 6.250%, 3/15/15                     240,000
    416,000   Navistar Intl. Corp., 8.250%, 11/1/21                     424,320
    346,000   Penske Auto Group, Inc., 7.750%, 12/15/16                 333,025
    135,000   Quebecor Media, Inc., 7.750%, 3/15/16                     136,688
    152,000   Quebecor Media, Inc., 7.750%, 3/15/16                     153,900
    350,000   QVC, Inc., 144a, 7.500%, 10/1/19                          357,000
     19,000   Sealy Mattress Co., 144a, 10.875%, 4/15/16                 21,280
    129,000   Sealy Mattress Co., 8.250%, 6/15/14                       129,000
    500,000   Tenneco, Inc., Ser B, 10.250%, 7/15/13                    518,125
    263,000   Valassis Communications, Inc., 8.250%, 3/1/15             270,232
    535,000   Visant Holding Corp., 8.750%, 12/1/13                     548,375
    240,000   WMG Acquisition Corp., 7.375%, 4/15/14                    230,400
--------------------------------------------------------------------------------
                                                                      7,431,249
--------------------------------------------------------------------------------

              ENERGY -- 15.3%
    139,000   Basic Energy Services, Inc., 11.625%, 8/1/14              152,900
    396,000   Chesapeake Energy Corp., 9.500%, 2/15/15                  430,650
     49,000   Chesapeake Energy Corp., 6.500%, 8/15/17                   47,408
    277,000   Coffeyville Resources LLC, 144a, 10.875%,
               4/1/17                                                   274,922
    311,000   Connacher Oil and Gas Ltd., 144a, 10.250%,
               12/15/15                                                 316,443
     66,000   Consol Energy, Inc., 144a, 8.000%, 4/1/17                  67,815
     66,000   Consol Energy, Inc., 144a, 8.250%, 4/1/20                  67,815
     20,000   Denbury Resources, Inc., 8.250%, 2/15/20                   21,200
    485,000   Gibson Energy, 144a, 11.750%, 5/27/14                     532,288
    644,000   Helix Energy Solutions Group, Inc., 144a,
               9.500%, 1/15/16                                          663,320
     44,000   Hilcorp Energy, 144a, 9.000%, 6/1/16                       45,760
    529,000   Hilcorp Energy, 144a, 7.750%, 11/1/15                     522,387
    350,000   Holly Energy Partners, 6.250%, 3/1/15                     334,250
    348,000   Petrohawk Energy Corp., 10.500%, 8/1/14                   384,105
    284,000   Pioneer Drilling Co., 144a, 9.875%, 3/15/18               281,160
    492,000   Sabine Pass LNG LP, 7.250%, 11/30/13                      462,480
    543,000   United Refining Co., Ser 2, 10.500%, 8/15/12              518,565
--------------------------------------------------------------------------------
                                                                      5,123,468
--------------------------------------------------------------------------------

              INDUSTRIALS -- 11.3%
    264,000   Amsted Industries, Inc., 144a, 8.125%, 3/15/18            264,000
    197,000   Ashtead Capital, Inc., 144a, 9.000%, 8/15/16              199,462
     90,000   Ashtead Holdings PLC, 144a, 8.625%, 8/1/15 $               90,000
    198,000   Baldor Electric Co., 8.625%, 2/15/17                      209,385
    100,000   BE Aerospace, Inc., 8.500%, 7/1/18                        106,750
    250,000   Belden, Inc., 7.000%, 3/15/17                             246,250
    200,000   Cenveo Corp., 144a, 8.875%, 2/1/18                        202,250
     68,000   Clean Harbors, Inc., 7.625%, 8/15/16                       69,020
     12,000   General Cable Corp., 7.125%, 4/1/17                        11,895
    610,000   Gibraltar Industries, Inc., Ser B, 8.000%, 12/1/15        600,850
    200,000   Iron Mountain, Inc., 8.000%, 6/15/20                      205,000
    290,000   Iron Mountain, Inc., 8.375%, 8/15/21                      301,600
    224,000   Martin Midstream Partners & Finance, 144a,
                8.875%, 4/1/18                                          226,240
    120,000   Moog, Inc., 7.250%, 6/15/18                               117,600
    492,000   Mueller Water Products, Inc., 7.375%, 6/1/17              444,030
    161,000   Overseas Shipholding Group, Inc., 8.125%,
                3/30/18                                                 159,792
    194,000   RSC Equipment Rental, Inc., 144a, 10.000%,
                7/15/17                                                 205,640
     32,000   TransDigm, Inc., 144a, 7.750%, 7/15/14                     32,800
     77,000   United Rentals North America, Inc., 10.875%,
                6/15/16                                                  83,738
--------------------------------------------------------------------------------
                                                                      3,776,302
--------------------------------------------------------------------------------

              UTILITIES -- 11.0%
    520,000   AES Corp., 8.000%, 10/15/17                               527,800
    200,000   Atlas Pipeline Partners LP, 8.125%, 12/15/15              193,000
    164,000   Atlas Pipeline Partners LP, 8.750%, 6/15/18               158,260
    327,000   Copano Energy LLC Finance Co., 8.125%, 3/1/16             331,496
     79,000   Crosstex Energy, 144a, 8.875%, 2/15/18                     81,469
     18,000   Edison Mission Energy, 7.000%, 5/15/17                     12,555
    200,000   Enterprise Products, Ser A, 8.375%, 8/1/66(a)             203,000
    367,000   Enterprise Products, 7.000%, 6/1/67(a)                    336,723
    350,000   Intergen NV, 144a, 9.000%, 6/30/17                        360,500
    292,000   MarkWest Energy Partners, Ser B, 8.750%,
                4/15/18                                                 299,665
     85,000   North American Energy, 144a, 10.875%, 6/1/16               90,525
    215,000   PNM Resources, Inc., 9.250%, 5/15/15                      228,706
    104,000   Puget Sound Energy, Inc., Ser A, 6.974%,
                6/1/67(a)                                                92,639
    320,000   Regency Energy Partners, 8.375%, 12/15/13                 332,000
     51,000   RRI Energy, Inc., 7.625%, 6/15/14                          47,685
      9,000   Targa Resources Partners, 8.250%, 7/1/16                    9,202
    329,000   Targa Resources Partners, 144a, 11.250%,
                7/15/17                                                 370,125
--------------------------------------------------------------------------------
                                                                      3,675,350
--------------------------------------------------------------------------------

              TELECOMMUNICATION SERVICES -- 8.9%
    330,000   Cricket Communications Leap, 7.750%, 5/15/16              342,375
    190,000   Cricket Communications, Inc., 10.000%, 7/15/15            197,600
    250,000   Frontier Communications Corp., 8.125%, 10/1/18            250,000
    549,000   GCI, Inc., 7.250%, 2/15/14                                549,686
    101,000   MetroPCS Wireless, Inc., 9.250%, 11/1/14                  102,767
    139,000   Nextel Communications, Inc., Ser E, 6.875%,
                10/31/13                                                135,525
    255,000   PAETEC Holding Corp., 144a, 8.875%, 6/30/17               262,012
    150,000   Qwest Communications International, Inc., 144a,
                7.125%, 4/1/18                                          154,875
    139,000   Sprint Capital Corp., 8.750%, 3/15/32                     128,923
     57,000   tw telecom holdings, inc., 144a, 8.000%, 3/1/18            58,283
     10,000   Virgin Media Finance PLC, Ser $, 8.750%,
                4/15/14                                                  10,238
    390,000   Virgin Media Finance PLC, Ser 1, 9.500%,
                8/15/16                                                 426,075

Touchstone High Yield Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

  PRINCIPAL                                                           MARKET
   AMOUNT                                                             VALUE
--------------------------------------------------------------------------------

              CORPORATE BONDS -- 96.1% (CONTINUED)
$   231,000   Wind Acquisition Finance SA, 144a, 11.750%,
               7/15/17                                             $    255,255
     84,000   Windstream Corp., 8.625%, 8/1/16                           85,890
--------------------------------------------------------------------------------
                                                                      2,959,504
--------------------------------------------------------------------------------

              FINANCIALS -- 8.3%
    107,000   Credit Acceptance Corp., 144a, 9.125%, 2/1/17             109,943
    216,000   Equinix, Inc., 8.125%, 3/1/18                             223,560
    300,000   Ford Motor Credit Co. LLC, 7.000%, 10/1/13                310,421
     15,000   GMAC, Inc., 6.625%, 5/15/12                                15,150
    162,000   GMAC, Inc., 6.875%, 9/15/11                               164,632
    401,000   International Lease Finance Corp., 144a, 8.750%,
               3/15/17                                                  410,236
    140,000   LBI Escrow Corp., 144a, 8.000%, 11/1/17                   145,250
    500,000   MetLife, Inc., 10.750%, 8/1/39                            644,476
    364,000   New Communications Holdings, Inc., 144a,
               8.500%, 4/15/20                                          366,730
    341,000   PPF Funding, Inc., 144a, 5.700%, 4/15/17                  305,031
     60,000   Reynolds Group ISS, 144a, 7.750%, 10/15/16                 61,650
--------------------------------------------------------------------------------
                                                                      2,757,079
--------------------------------------------------------------------------------

              MATERIALS -- 7.6%
    369,000   Buckeye Technologies, Inc., 8.500%, 10/1/13               377,303
    228,000   Cascades, Inc., 144a, 7.750%, 12/15/17                    229,710
    166,000   Cellu Tissue Holdings, Inc., 11.500%, 6/1/14              185,090
    202,000   Cloud Peak Energy Resources LLC , 144a,
               8.500%, 12/15/19                                         207,050
    184,000   Koppers, Inc., 144a, 7.875%, 12/1/19                      189,520
     76,000   Massey Energy Co., 6.875%, 12/15/13                        77,045
    317,000   Novelis, Inc, 7.250%, 2/15/15                             305,905
     30,000   Solo Cup Co., 10.500%, 11/1/13                             31,650
    181,000   Steel Dynamics, Inc., 7.375%, 11/1/12                     188,240
    147,000   Steel Dynamics, Inc., 6.750%, 4/1/15                      148,103
    265,000   Texas Industries, Inc., 7.250%, 7/15/13                   260,362
    105,000   Texas Industries, Inc., Ser UNRE, 7.250%,
               7/15/13                                                  103,162
    405,000   US Concrete, Inc., 8.375%, 4/1/14+                        238,950
--------------------------------------------------------------------------------
                                                                      2,542,090
--------------------------------------------------------------------------------

              HEALTH CARE -- 7.2%
    352,000   Accellent, Inc., 144a, 8.375%, 2/1/17                     357,280
    200,000   Apria Healthcare Group, Inc., 144a, 11.250%,
               11/1/14                                                  217,500
    250,000   Axcan Intermediate Holdings, Inc., 9.250%,
               3/1/15                                                   270,000
     32,000   DaVita, Inc., 7.250%, 3/15/15                              32,640
    200,000   DaVita, Inc., 6.625%, 3/15/13                             201,250
    260,000   HCA Inc, 5.750%, 3/15/14                                  245,375
    250,346   HCA, Inc., 9.625%, 11/15/16                               268,183
     45,000   IASIS Healthcare, 8.750%, 6/15/14                          45,844
    253,000   Res-Care, Inc., 7.750%, 10/15/13                          254,265
    290,000   StoneMor, Cornerstone, OSIR, 144a, 10.250%,
               12/1/17                                                  298,700
     38,000   Talecris Biotherapeutics Holdings Corp, 144a,
               7.750%, 11/15/16                                          38,190
    208,000   Universal Hospital Services, Inc., 3.859%,
               5/31/10(a)                                               177,320
--------------------------------------------------------------------------------
                                                                      2,406,547
--------------------------------------------------------------------------------

              INFORMATION TECHNOLOGY -- 3.5%
    109,000   Crown Castle International Corp., 9.000%,
               1/15/15                                                  117,993
    349,000   First Data Corp., 9.875%, 9/24/15                         301,012
    309,000   SunGard Data Systems, Inc., 9.125%, 8/15/13               316,725
    427,000   Viasat Inc, 144a, 8.875%, 9/15/16                         436,607
--------------------------------------------------------------------------------
                                                                      1,172,337
--------------------------------------------------------------------------------

              CONSUMER STAPLES -- 0.8%
    250,000   Ingles Markets, Inc., 8.875%, 5/15/17                     261,250
     15,000   TreeHouse Foods, Inc., 7.750%, 3/1/18                      15,562
--------------------------------------------------------------------------------
                                                                        276,812
--------------------------------------------------------------------------------

              TOTAL CORPORATE BONDS                                $ 32,120,738
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------

              PREFERRED STOCK --0.2%
              FINANCIALS --0.2%
         90   GMAC, Inc. 144a, 7.00%                               $     68,603
--------------------------------------------------------------------------------

                                                                      MARKET
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
              INVESTMENT FUND -- 3.0%

    188,340   Invesco AIM Liquid Assets Portfolio**                     188,340
    829,093   Touchstone Institutional Money Market Fund^               829,093
--------------------------------------------------------------------------------
              TOTAL INVESTMENT FUNDS                                  1,017,433
--------------------------------------------------------------------------------

              TOTAL INVESTMENT SECURITIES -- 99.3%
              (Cost $31,646,937)                                   $ 33,206,774

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%             229,587
--------------------------------------------------------------------------------

              NET ASSETS -- 100.0%                                 $ 33,436,361
================================================================================

(a) Variable rate security - the rate reflected is the rate in effect as of March 31, 2010.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $172,280.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4

PORTFOLIO ABBREVIATIONS:

PLC -- Public Limited Company

SPA -- Stand-by Purchase Agreement

144a -- This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities were valued at $11,332,019 or 33.9% of net assets.

Touchstone High Yield Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1       LEVEL 2        LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Corporate Bonds            $        --   $32,120,738   $        --   $32,120,738
Investment Funds             1,017,433            --            --     1,017,433
Preferred Stocks                68,603            --            --        68,603
--------------------------------------------------------------------------------
                                                                     $33,206,774

See accompanying Notes to Portfolios of Investments.

Touchstone Large Cap Core Equity Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

                                                                       MARKET
COMMON STOCKS -- 97.8%                                   SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.5%
Cisco Systems, Inc.*                                     76,641    $  1,994,965
Fiserv, Inc.*                                            13,110         665,464
Hewlett-Packard Co.+                                     32,757       1,741,035
Intel Corp.                                              70,766       1,575,251
International Business Machines Corp.                    10,400       1,333,800
Microsoft Corp.                                          77,160       2,258,473
Oracle Corp.                                             74,409       1,911,567
QUALCOMM, Inc.                                           35,255       1,480,357
Tyco Electronics Ltd.                                    50,570       1,389,664
Western Digital Corp.*                                   27,135       1,057,994
--------------------------------------------------------------------------------
                                                                     15,408,570
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 13.4%
Best Buy Co., Inc.+                                      32,683       1,390,335
Dollar Tree, Inc.*                                       18,170       1,076,027
Home Depot, Inc. (The)+                                  20,900         676,115
Honda Motor Co. Ltd. ADR                                 30,567       1,078,710
McDonald's Corp.                                         17,345       1,157,258
Ross Stores, Inc.                                        37,230       1,990,688
Target Corp.                                             33,936       1,785,034
--------------------------------------------------------------------------------
                                                                      9,154,167
--------------------------------------------------------------------------------

FINANCIALS -- 13.2%
Aflac, Inc.                                              43,140       2,342,071
Allstate Corp. (The)                                     31,212       1,008,460
American Express Co.                                     32,706       1,349,449
Goldman Sachs Group, Inc. (The)                           9,460       1,614,160
Morgan Stanley                                           47,550       1,392,739
State Street Corp.                                       28,970       1,307,706
--------------------------------------------------------------------------------
                                                                      9,014,585
--------------------------------------------------------------------------------

INDUSTRIALS -- 11.8%
Danaher Corp.                                            13,059       1,043,545
Emerson Electric Co.+                                    22,340       1,124,595
Honeywell International, Inc.                            15,322         693,627
Illinois Tool Works, Inc.                                28,015       1,326,790
Union Pacific Corp.                                      21,514       1,576,976
United Technologies Corp.                                31,111       2,290,081
--------------------------------------------------------------------------------
                                                                      8,055,614
--------------------------------------------------------------------------------

HEALTH CARE -- 11.2%
Johnson & Johnson                                        17,238       1,123,918
Laboratory Corp. of America Holdings*                    20,687       1,566,213
McKesson Corp.                                           21,788       1,431,907
Novartis AG ADR+                                         29,275       1,583,777
Teva Pharmaceutical Industries Ltd. ADR                  17,460       1,101,377
WellPoint, Inc.*                                         13,356         859,859
--------------------------------------------------------------------------------
                                                                      7,667,051
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 8.7%
Altria Group, Inc.                                       44,377         910,616
CVS Caremark Corp.                                       27,150         992,604
Kimberly-Clark Corp.                                     10,742         675,457
PepsiCo, Inc.                                            19,590       1,296,074
Philip Morris International, Inc.                        40,737       2,124,842
--------------------------------------------------------------------------------
                                                                      5,999,593
--------------------------------------------------------------------------------

ENERGY -- 8.7%
Chesapeake Energy Corp.                                  44,450       1,050,798
Chevron Corp.                                            20,576       1,560,278
ENSCO PLC ADR                                            27,304       1,222,673
Marathon Oil Corp.                                       33,474       1,059,118
Transocean Ltd.*                                         12,314       1,063,683
--------------------------------------------------------------------------------
                                                                      5,956,550
--------------------------------------------------------------------------------

MATERIALS -- 3.9%
BHP Billiton Ltd. ADR+                                  14,550        1,168,656
Praxair, Inc.                                           18,189        1,509,687
--------------------------------------------------------------------------------
                                                                      2,678,343
--------------------------------------------------------------------------------

UTILITIES -- 2.5%
Dominion Resources, Inc.+                               41,899        1,722,468
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.9%
AT&T, Inc.                                              50,243        1,298,279
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 66,955,220
--------------------------------------------------------------------------------

INVESTMENT FUNDS --15.9%
Invesco AIM Liquid Assets Portfolio**                6,712,870        6,712,870
Touchstone Institutional Money Market Fund           4,197,904        4,197,904
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 10,910,774
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 113.7%
(Cost $72,115,844)                                                 $ 77,865,994

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.7%)                     (9,393,731)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 68,472,263
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $6,569,289.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company
SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Common Stocks              $66,955,220   $        --   $        --   $66,955,220
Investment Funds            10,910,774            --   $        --    10,910,774
--------------------------------------------------------------------------------
                                                                     $77,865,994

See accompanying Notes to Portfolios of Investments.

Touchstone Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

                                                                      MARKET
COMMON STOCKS -- 98.2%                                  SHARES        VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 17.9%
Agilent Technologies, Inc.*                               5,450    $    187,426
Avago Technologies Ltd.*                                  9,025         185,554
Avnet, Inc.*                                              4,800         144,000
BMC Software, Inc.*                                       7,800         296,400
Broadcom Corp. - Class A                                  5,425         180,002
Brocade Communications Systems, Inc.*+                   37,800         215,838
Ciena Corp.*+                                             8,050         122,682
Gartner, Inc.*+                                          13,300         295,792
Global Payments, Inc.+                                    4,450         202,697
Lam Research Corp.*+                                      5,300         197,796
LSI Corp.*                                               61,500         376,380
Maxim Integrated Products, Inc.                           9,005         174,607
McAfee, Inc.*                                             7,400         296,962
NICE Systems Ltd. ADR*                                   11,900         377,825
ON Semiconductor Corp.*                                  50,300         402,400
QLogic Corp.*                                             7,550         153,265
Quest Software, Inc.*                                    16,500         293,535
Red Hat, Inc.*                                            8,550         250,258
Verigy Ltd.*+                                            10,001         111,811
Xilinx, Inc.                                             13,300         339,150
--------------------------------------------------------------------------------
                                                                      4,804,380
--------------------------------------------------------------------------------

INDUSTRIALS -- 15.5%
AMETEK, Inc.                                              7,000         290,220
Cooper Industries PLC                                     5,050         242,097
Delta Air Lines, Inc.*                                   21,900         319,521
Dover Corp.                                              11,220         524,535
Hexcel Corp.*                                            16,275         235,011
IDEX Corp.+                                               9,700         321,070
Jacobs Engineering Group, Inc.*                           2,800         126,532
Joy Global, Inc.                                          3,315         187,629
Kennametal, Inc.                                          4,975         139,897
MSC Industrial Direct Co. - Class A+                      6,850         347,021
Precision Castparts Corp.                                 2,920         369,993
Rockwell Collins, Inc.                                    3,450         215,935
Roper Industries, Inc.+                                   5,800         335,472
Snap-On, Inc.                                             2,650         114,851
SPX Corp.                                                 3,055         202,608
WABCO Holdings, Inc.*                                     6,965         208,393
--------------------------------------------------------------------------------
                                                                      4,180,785
--------------------------------------------------------------------------------

HEALTH CARE -- 14.4%
Beckman Coulter, Inc.+                                    1,435          90,118
Celgene Corp.*                                            5,800         359,368
Covance, Inc.*                                            3,325         204,122
DaVita, Inc.*                                             4,600         291,640
Elan Corp. PLC ADR*                                      34,550         261,889
Life Technologies Corp.*                                  6,800         355,436
Mettler-Toledo International, Inc.*                       3,200         349,440
Shire PLC ADR                                             5,950         392,462
Thermo Fisher Scientific, Inc.*                           3,360         172,838
United Therapeutics Corp.*+                               3,200         177,056
Varian Medical Systems, Inc.*+                            8,700         481,371
Vertex Pharmaceuticals, Inc.*                            10,550         431,179
Warner Chilcott PLC - Class A*                           12,000         306,600
--------------------------------------------------------------------------------
                                                                      3,873,519
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.1%
Abercrombie & Fitch Co. - Class A                         4,700         214,508
American Eagle Outfitters, Inc.                           8,775         162,513
Bed Bath & Beyond, Inc.*                                  9,350         409,156
Burger King Holdings, Inc.                                8,650         183,899
Coach, Inc.                                               9,450         373,464
DeVry, Inc.                                               2,750         179,300
Discovery Communications, Inc. - Class A*+                8,800         297,352
Foot Locker, Inc.                                        11,950         179,728
Fortune Brands, Inc.                                      2,175         105,509
Lear Corp.*                                               3,200         253,920
Lennar Corp. - Class A                                    5,645          97,150
Macy's, Inc.                                              8,360         181,997
Marriott International, Inc. - Class A+                   7,151         225,400
Starbucks Corp.*                                         11,000         266,970
TJX Cos., Inc.                                            5,400         229,608
Toll Brothers, Inc.*                                      4,625          96,200
Urban Outfitters, Inc.*                                   8,500         323,255
--------------------------------------------------------------------------------
                                                                      3,779,929
--------------------------------------------------------------------------------

FINANCIALS -- 12.3%
Ameriprise Financial, Inc.                                6,800         308,448
Annaly Capital Management, Inc. REIT+                    16,500         283,470
Arch Capital Group Ltd.*                                  2,596         197,945
Assurant, Inc.                                            4,995         171,728
Comerica, Inc.                                              925          35,187
Discover Financial Services                              11,500         171,350
Federated Investors, Inc. - Class B+                      5,800         153,004
First Horizon National Corp.*                             7,962         111,863
Hudson City Bancorp, Inc.                                 8,385         118,732
Invesco, Ltd.                                             9,830         215,375
KeyCorp                                                  25,175         195,106
Knight Capital Group, Inc. - Class A*+                   11,875         181,094
New York Community Bancorp, Inc.+                         8,956         148,132
Northern Trust Corp.                                      2,750         151,965
PartnerRe Ltd.                                            1,725         137,517
People's United Financial, Inc.                           8,956         140,072
Primerica, Inc.*                                          1,100          16,500
Synovus Financial Corp.+                                 30,255          99,539
TCF Financial Corp.+                                     12,550         200,047
Willis Group Holdings PLC+                                6,160         192,747
Wilmington Trust Corp.+                                   5,000          82,850
--------------------------------------------------------------------------------
                                                                      3,312,671
--------------------------------------------------------------------------------

ENERGY -- 9.8%
Cameron International Corp.*                              4,500         192,870
CONSOL Energy, Inc.                                       9,175         391,405
Denbury Resources, Inc.*                                 20,100         339,087
Massey Energy Co.+                                       10,550         551,660
Murphy Oil Corp.                                          2,676         150,364
National-Oilwell Varco, Inc.                              9,732         394,925
Petrohawk Energy Corp.*                                   7,375         149,565
Weatherford International Ltd.*                          29,135         462,081
--------------------------------------------------------------------------------
                                                                      2,631,957
--------------------------------------------------------------------------------

MATERIALS -- 6.9%
Commercial Metals Co.                                     9,475         142,694
Crown Holdings, Inc.*                                    11,350         305,996
Cytec Industries, Inc.                                    5,055         236,271
Ecolab, Inc.+                                             4,900         215,355
International Flavors & Fragrances, Inc.                  4,335         206,649
Owens-Illinois, Inc.*                                     9,900         351,846
Pactiv Corp.*                                             6,225         156,745
Yamana Gold, Inc.                                        24,000         236,400
--------------------------------------------------------------------------------
                                                                      1,851,956
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.0%
Bunge Ltd.+                                               5,000         308,150

Touchstone Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)


                                                                      MARKET
COMMON STOCKS -- 98.2% (CONTINUED)                      SHARES        VALUE
-------------------------------------------------------------------------------

H.J. Heinz Co.                                            3,925    $    179,019
J.M. Smucker Co. (The)                                    2,625         158,183
Molson Coors Brewing Co. - Class B                        3,300         138,798
Ralcorp Holdings, Inc.*                                   4,200         284,676
-------------------------------------------------------------------------------
                                                                      1,068,826
-------------------------------------------------------------------------------

UTILITIES -- 2.2%
Consolidated Edison, Inc.                                 3,970         176,824
Hawaiian Electric Industies, Inc.+                        6,190         138,966
PG&E Corp.+                                               2,375         100,747
Wisconsin Energy Corp.                                    3,795         187,511
--------------------------------------------------------------------------------
                                                                        604,048
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.1%
NII Holdings, Inc.*                                       7,000         291,620
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 26,399,691
--------------------------------------------------------------------------------

INVESTMENT FUNDS --21.3%
Invesco AIM Liquid Assets Portfolio**                 5,163,688       5,163,688
--------------------------------------------------------------------------------
Touchstone Institutional Money Market Fund              548,561         548,561
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  5,712,249
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 119.5%
(Cost $28,738,872)                                                 $ 32,111,940

LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.5%)                     (5,231,887)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 26,880,053
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $5,007,440.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company
REIT -- Real Estate Investment Trust
SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Common Stocks              $26,399,691   $        --   $        --   $26,399,691
Investment Funds             5,712,249            --            --     5,712,249
--------------------------------------------------------------------------------
                                                                     $32,111,940

See accompanying Notes to Portfolios of Investments.

Touchstone Money Market Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

  Principal                                  Interest   Maturity
   Amount                                      Rate       Date         Value

CORPORATE BONDS -- 16.2%
  $ 500,000  Canada Mortgage &
               Housing Corp.                    3.88      4/1/10   $    500,000
    130,000  Export Development
               Canada                           4.63      4/1/10        130,000
    953,000  EI du Pont de Nemours &
               Co.                              4.13     4/30/10        955,691
  2,000,000  Rabobank Nederland NV              5.00     5/25/10      2,012,167
  1,000,000  Countrywide Financial
               Corp. Ser MTNA,                  4.50     6/15/10      1,008,426
    100,000  Wal-Mart Stores Inc                4.13      7/1/10        100,965
    365,000  Bank of America                    4.50      8/1/10        369,888
  1,733,000  Wells Fargo & Co.                  4.63      8/9/10      1,760,170
  1,180,000  Credit Suisse USA, Inc.            4.88     8/15/10      1,219,930
    108,000  General Electric Capital
               Corp. Ser MTNA,                  4.25     9/13/10        109,905
    130,000  Deutsche Bank AG
               London                           5.00    10/12/10        132,920
    123,000  Caterpillar Financial
               Services Corp                    5.05     12/1/10        126,676
  1,160,000  Alabama Power Co. Ser
               HH,                              5.10      2/1/11      1,204,438
    230,000  ConocoPhillips                     9.38     2/15/11        247,358
  2,500,000  KMS Fed Ex LP Ser 2006,            0.45      2/1/36      2,500,000
    500,000  Labcon North America Ser
               2010,                            0.41      1/1/40        500,000
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS                                                12,878,534
--------------------------------------------------------------------------------

MUNICIPAL BONDS -- 17.1%
  2,000,000  CA Fing Auth Res
               Recovery PCR Ser 1988,
               (LOC: Union Bank of
               California)                      0.32      4/5/10      2,000,000
  3,000,000  East Baton Rouge Parish
               LA Pollution Ctl Rev
               Ser 1993 ,                       0.24      4/5/10      3,000,000
    875,000  State of Ohio Rev Bonds
               Ser 1998 ,                       0.18      4/5/10        875,000
    795,000  Butler Cnty OH LTGO
               BANS Ser 2009,                   1.65      8/5/10        795,000
    700,000  Woodbridge CT UTGO
               BANS Ser 2009,                   2.00     8/26/10        700,472
  1,200,000  Vantage Career Ctr Joint
               Vocational Sch Dist OH
               Ser 2010 ,                       1.40      9/8/10      1,204,421
    700,000  AMP OH Elec Rev UTGO
               BANS Ser 2009 B,
               Class B                          2.00    10/28/10        702,017
  1,000,000  Ramapo NY UTGO
               BANS Ser 2009, Class
               B                                2.00    12/15/10      1,004,400
    325,000  City of Mason OH Rev
               Notes Ser 2010,                  1.50      2/2/11        325,809
    500,000  County of Franklin OH
               Rev Notes Ser 2010,              1.10     3/11/11        500,931
  2,500,000  OH St Wtr Dev Auth PCR
               Facs Rev Ser 2006,
               Class A (LOC: Barclays
               Bank PLC)                        0.30     5/15/19      2,500,000
--------------------------------------------------------------------------------

TOTAL TAXABLE MUNICIPAL BONDS                                        13,608,050
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.0%
  1,900,000 FNMA                                6.25      2/1/11      1,981,869
  1,964,912  Overseas Private
               Investment Corp Ser A,           0.16     3/15/24      1,964,912
  1,956,628  Overseas Private
               Investment Corp.
               FRCOP                            0.16    11/15/13      1,956,628
  3,400,000  Overseas Private
               Investment Corp. FRN
               COP                              0.16     5/15/21      3,400,000
  1,000,000  FHLB                               0.88     1/20/11      1,002,999
    425,000  Federal Farm Credit Bank           5.32     5/11/10        427,383
    348,000  Federal Home Loan
               Mortgage Corp.                   4.50      7/6/10        351,864
--------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                             11,085,655
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 2.3%
  1,835,000  BNP Paribas Finance, Inc.          0.00      4/1/10      1,835,000
--------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES -- 50.4%
  2,200,000  Jacksonville FL Health
               Auth Hosp Facs Rev
               Ser 2003 A Class A
               (LOC: Bank of America
               N.A.)                            0.25      4/5/10      2,200,000
    500,000  OH St Higher Ed Fac Rev
               (Case Western) Ser
               2002 Class A (SPA:
               Landesbank Heeson-
               Thuringen)                       0.19      4/5/10        500,000
  2,470,000  Washington St Hsg Fin
               Agy Rev (Auburn
               Meadows-Ser B) Ser
               2003 Class B (LOC:
               Wells Fargo Bank)                0.25      4/5/10      2,470,000
    570,000  Butler Co OH Cap Fdg
               Rev (CCAO Low Cost)
               Ser 2005 Class B
               (LOC: US Bank N.A.)              0.40     4/12/10        570,000
  2,000,000  CA State Enterprise Dev
               Auth IDR (Tri-Tool
               Inc.-B) Ser 2007 Class
               B (LOC: Comerica
               Bank)                            3.25     4/12/10      2,000,000
    290,000  CA Statewide CDA MFH
               (Sunrise Fresno) Ser
               2000 Class B (LOC:
               FNMA)                            0.33     4/12/10        290,000
    250,000  Chattanooga TN Hlth Edl
               & Hsg Fac Bd MFH
               (Windridgde-B) Ser
               2003 Class B (LOC:
               FNMA)                            0.40     4/12/10        250,000
    140,000  FL Hsg Fin Corp. MFH
               (Avalon Reserve) Ser
               2003 (LOC: FNMA)                 0.44     4/12/10        140,000
    535,000  IL Fin Auth (Community
               Action Ser B) Ser 2008
               B Class B (LOC:
               Harris N.A.)                     0.52     4/12/10        535,000

Touchstone Money Market Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

  Principal                                  Interest   Maturity
   Amount                                      Rate       Date         Value

VARIABLE RATE DEMAND NOTES (CONTINUED)
  $ 515,000  Lake Oswego OR Redev
               Agy Tax Incrmnt Rev
               Ser 2005 B Class B
               (LOC: Wells Fargo
               Bank)                            0.25     4/12/10   $    515,000
  3,420,000  Mequon WI IDR (Gateway
               Plastics) Ser 2001 Class
               B (LOC: Bank One )               0.50     4/12/10      3,420,000
  1,315,000  NJ Economic Dev Auth
               Rev (Cascade Corp.-Ser
               C) Ser 2008 C Class C
               (LOC: Bank of America
               N.A.)                            0.50     4/12/10      1,315,000
    700,000  NY St Hsg Fin Agy Rev
               Ser 2005 Class B
               (LOC: FHLMC)                     0.22     4/12/10        700,000
  1,515,000  Phoenix Realty MFH Rev
               (Brightons Mark) Ser
               1999 (LOC: Northern
               Trust Co.)                       0.42     4/12/10      1,515,000
    445,000  Sacramento Co CA Hsg
               Auth MFH Rev (Deer
               Park Apts) Ser 2002
               (LOC: FNMA)                      0.28     4/12/10        445,000
    400,000  Simi Valley CA MFH Rev
               (Parker Ranch) Ser
               2002 (LOC: FNMA)                 0.29     4/12/10        400,000
    430,000  St Paul MN Port Auth Dist
               Ser 2009 (LOC:
               Deutsche Bank A.G.)              0.30     4/12/10        430,000
    105,000  Suffolk Co NY IDA
               (Hampton Day School)
               Ser 2001 Class B
               (LOC: JPMorgan Chase
               Bank)                            0.60     4/12/10        105,000
  1,230,000  Tennis for Charity, Inc.
               OH Rev Ser 2004
               (LOC: JPMorgan Chase
               Bank)                            0.28     4/12/10      1,230,000
    300,000  Volusia Co FL Dev Auth
               Ind Rev Ser 2007 Class
               B (LOC: LaSalle Bank)            0.80     4/12/10        300,000
    545,000  JL Capital One LLC Ser
               2002 (LOC: Wells
               Fargo Bank N.A.)                 0.28     11/1/12        545,000
  3,450,000  Goson Project Ser 1997
               (LOC: FHLB)                      0.40     11/1/17      3,450,001
  1,490,000  Driftwood Landing Corp.
               Ser 2002 (LOC:
               National City Bank)              0.34      2/1/22      1,490,000
  1,325,000  Mountain Agency Inc
               (LOC: US Bank N.A.)              0.38     1/20/23      1,325,000
  1,234,000  WAI Enterprises LLC Ser
               2004 (LOC: FHLB)                 0.65      6/1/24      1,234,000
    307,000  Fitch Denney Funeral
               Home (LOC: FHLB)                 0.42      9/1/24        307,000
    465,000  Diaz-Upton LLC (LOC:
               State Street Bank)               0.30      5/1/26        465,000
  2,000,000  Lavonia O Frick Family
               Trust Ser 2006 (LOC:
               FHLB)                            0.30     12/1/26      2,000,000
  1,850,000  Miarko, Inc. (LOC: PNC
               Bank N.A.)                       0.34      2/1/27      1,850,000

    800,000  Allen Co OH Hosp Facs
               Rev (Catholic Hlth) Ser
               2008 A Class A (LOC:
               Bank of America N.A.)            0.30     10/1/31        800,000
  3,060,000  486 Lesser Street LLC
               (LOC: Comerica Bank)             0.70      2/1/32      3,060,000

    700,000  Concordia College (LOC:
               Bank of America N.A.)            0.27     10/1/33        700,000
    795,000  Agra Enterprises LLC Ser
               2004 (LOC: US Bank
               N.A.)                            0.65      9/1/34        795,000
    967,000  Mill Street Village LLC
               (LOC: FHLB)                      0.54      1/1/37        967,000
  1,700,000  Midwestern Univ IL Ed Ln
               Ser 2009 A Class A
               (LOC: Royal Bank of
               Canada)                          0.28      4/1/44      1,700,000
--------------------------------------------------------------------------------

TOTAL VARIABLE RATE DEMAND NOTES                                     40,018,001
--------------------------------------------------------------------------------

                                                                     MARKET
   SHARES                                                            VALUE
--------------------------------------------------------------------------------
             INVESTMENT FUNDS -- 0.0%
        234  Brown Brothers Harriman
               Cash Sweep Account                                           234
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $79,425,474)                                                 $ 79,425,474

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.0%                            21,419
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 79,446,893
--------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS:
BANS -- Bond Anticipation Notes
CDA -- Communities Development Authority
COP -- Certificates of Participation
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corp.
FRCOP -- Floating Rate Certification of Participation
FRN -- Floating Rate Note
IDA -- Industrial Development Authority/Agency
IDR -- Industrial Development Revenue
LOC -- Letter of Credit
LTGO -- Limited Tax General Obligation
MFH -- Multi-Family Housing
PCR -- Pollution Control Revenue
PLC -- Public Limited Company
UTGO -- Unlimited Tax General Obligation

Touchstone Money Market Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                             LEVEL 1       LEVEL 2        LEVEL 3      TOTAL
------------------------------------------------------------------------------------------
Variable Rate Demand Notes           $        --   $40,018,001   $        --   $40,018,001
Municipal Bonds                               --    13,608,050            --    13,608,050
Corporate Bonds                               --    12,878,534            --    12,878,534
U.S. Government Agency Obligations            --    11,085,655            --    11,085,655
Commercial Paper                              --     1,835,000            --     1,835,000
Investment Funds                             234            --            --           234
------------------------------------------------------------------------------------------
                                                                               $79,425,474

See accompanying Notes to Portfolios of Investments.

Touchstone Third Avenue Value Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

                                                                       MARKET
COMMON STOCKS -- 96.0%                                  SHARES         VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 36.6%
Arch Capital Group Ltd.*                                  7,500    $    571,875
Bank of New York Mellon Corp.                            79,258       2,447,487
Brookfield Asset Management, Inc. - Class A+             95,737       2,433,635
Capital Southwest Corp.+                                  4,173         379,242
Cheung Kong Holdings Ltd.                               100,000       1,287,963
Forest City Enterprises, Inc. - Class A*+                67,500         972,675
Hang Lung Group Ltd.                                    120,000         636,769
Henderson Land Development Co. Ltd.                     448,000       3,156,230
Investment Technology Group, Inc.*                       48,523         809,849
Investor AB - Class A                                   165,000       3,023,141
Mitsui Fudosan Co. Ltd.                                  50,000         848,708
St. Joe Company (The)*+                                   9,600         310,560
Tokio Marine Holdings, Inc. ADR                          58,525       1,641,626
Westwood Holdings Group, Inc.+                           32,297       1,188,530
Wheelock & Co. Ltd.                                     120,000         353,932
--------------------------------------------------------------------------------
                                                                     20,062,222
--------------------------------------------------------------------------------

ENERGY -- 19.5%
Bristow Group, Inc.*+                                    61,155       2,307,378
Bronco Drilling Co., Inc.*+                             112,693         529,657
Cenovus Energy, Inc.+                                    49,400       1,294,774
Cimarex Energy Co.                                       39,148       2,324,608
EnCana Corp.+                                            49,400       1,532,882
Nabors Industries Ltd.*                                  20,000         392,600
Pioneer Drilling Co.*                                   141,359         995,168
Tidewater, Inc.                                          27,000       1,276,290
--------------------------------------------------------------------------------
                                                                     10,653,357
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 14.5%
AVX Corp.                                               161,000       2,286,200
Bel Fuse, Inc. - Class B                                 18,660         375,999
Electro Scientific Industries, Inc.*                     46,500         595,665
Electronics for Imaging, Inc.*+                          62,600         728,038
Lexmark International, Inc. - Class A*                   21,600         779,328
Sycamore Networks, Inc.                                  38,780         779,866
Synopsys, Inc.*                                          30,700         686,759
Tellabs, Inc.                                           223,000       1,688,110
--------------------------------------------------------------------------------
                                                                      7,919,965
--------------------------------------------------------------------------------

MATERIALS -- 13.4%
Lanxess AG                                               58,700       2,699,716
P.H. Glatfelter Co.                                      49,187         712,720
POSCO ADR                                                22,300       2,609,323
Timberwest Forest Corp.*                                100,000         443,066
Westlake Chemical Corp.+                                 33,780         871,186
--------------------------------------------------------------------------------
                                                                      7,336,011
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.9%
Jakks Pacific, Inc.*                                      7,650          99,833
Journal Communications, Inc. - Class A*                  61,687         259,085
MDC Holdings, Inc.                                       12,210         422,588
Skyline Corp.                                            21,000         390,600
Superior Industries International, Inc.+                 33,733         542,427
Toyota Industries Corp.                                 110,000       3,141,344
--------------------------------------------------------------------------------
                                                                      4,855,877
--------------------------------------------------------------------------------

HEALTH CARE -- 2.1%
Cross Country Healthcare, Inc.*                          60,800         614,688
Sanofi-Aventis SA                                         7,500         559,093
--------------------------------------------------------------------------------
                                                                      1,173,781
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.0%
Alamo Group, Inc.                                        26,800         535,732
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $ 52,536,945
--------------------------------------------------------------------------------

INVESTMENT FUNDS --18.0%
Invesco AIM Liquid Assets Portfolio**                 7,578,859       7,578,859
Institutional Money Market Fund                       2,250,209       2,250,209
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $  9,829,068
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 114.0%
(Cost $51,790,373)                                                 $ 62,366,013

LIABILITIES IN EXCESS OF OTHER ASSETS -- (14.0%)                     (7,655,314)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $ 54,710,699
================================================================================

*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $7,419,327.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1        LEVEL 2      LEVEL 3       TOTAL
--------------------------------------------------------------------------------

Common Stocks              $52,536,945   $        --   $        --   $52,536,945
Investment Funds             9,829,068            --            --     9,829,068
--------------------------------------------------------------------------------
                                                                     $62,366,013

See accompanying Notes to Portfolios of Investments.

Touchstone Aggressive ETF Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

     Shares                                                           Value

EXCHANGE TRADED FUNDS -- 99.1%
     27,980   iShares Barclays Aggregate Bond Fund                 $  2,915,516
     50,490   iShares MSCI EAFE Index Fund                            2,827,440
     71,030   iShares S&P 500 Growth Index Fund                       4,256,117
     10,730   iShares S&P 500 Index Fund/US                           1,259,058
     64,730   iShares S&P 500 Value Index Fund+                       3,654,656
      8,960   iShares S&P MidCap 400 Growth Index Fund+                 760,166
     10,620   iShares S&P MidCap 400/BARRA Value Index
              Fund                                                      757,525
      5,790   iShares S&P SmallCap 600 Value Index Fund+                371,313
      9,100   iShares S&P SmallCap 600/BARRA Growth
              Index Fund+                                               557,466
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                          17,359,257
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 13.5%
  2,144,352   Invesco AIM Liquid Assets Portfolio**                   2,144,352
    211,646   Touchstone Institutional Money Market Fund^               211,646
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                2,355,998
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.6%
(COST $18,971,609)                                                 $ 19,715,255
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.6%)                     (2,212,450)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 17,502,805
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $2,086,510.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
--------------------------------------------------------------------------------

Exchange Traded Funds      $17,359,257   $        --   $        --   $17,359,257
Investment Funds             2,355,998            --            --     2,355,998
--------------------------------------------------------------------------------
                                                                     $19,715,255

See accompanying Notes to Portfolios of Investments.

Touchstone Conservative ETF Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

    Shares                                                            Value
--------------------------------------------------------------------------------

EXCHANGE TRADED FUNDS -- 99.2%
     27,300   iShares Barclays 1-3 Year Treasury Bond Fund+        $  2,276,001
    110,620   iShares Barclays Aggregate Bond Fund                   11,526,604
     32,810   iShares MSCI EAFE Index Fund                            1,837,360
     43,940   iShares S&P 500 Growth Index Fund                       2,632,885
      9,040   iShares S&P 500 Index Fund/US                           1,060,754
     38,360   iShares S&P 500 Value Index Fund+                       2,165,805
      6,610   iShares S&P MidCap 400 Growth Index Fund+                 560,792
      7,770   iShares S&P MidCap 400/BARRA Value Index
              Fund+                                                     554,234
      4,370   iShares S&P SmallCap 600 Value Index Fund+                280,248
      4,510   iShares S&P SmallCap 600/BARRA Growth
              Index Fund                                                276,283
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                          23,170,966
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 12.8%
  2,740,347   Invesco AIM Liquid Assets Portfolio**                   2,740,347
    251,642   Touchstone Institutional Money Market Fund^               251,642
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                2,991,989
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 112.0%
(COST $24,477,051)                                                 $ 26,162,955
LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.0%)                     (2,794,919)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 23,368,036
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $2,675,315.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION                  LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------

Exchange Traded Funds     $23,170,966   $        --   $        --   $23,170,966
Investment Funds                   --       251,642            --       251,642
-------------------------------------------------------------------------------
                                                                    $23,422,608

See accompanying Notes to Portfolios of Investments.

Touchstone Enhanced ETF Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

    Shares                                                            Value

EXCHANGE TRADED FUNDS -- 99.2%
      4,470   iShares Barclays Aggregate Bond Fund                 $    465,774
     63,630   iShares MSCI EAFE Index Fund                            3,563,280
     63,350   iShares S&P 500 Growth Index Fund                       3,795,932
     69,050   iShares S&P 500 Value Index Fund+                       3,898,563
     47,760   iShares S&P MidCap 400 Growth Index Fund+               4,051,958
      7,820   iShares S&P MidCap 400/BARRA Value Index
              Fund                                                      557,801
      8,880   iShares S&P SmallCap 600 Value Index Fund+                569,474
      9,080   iShares S&P SmallCap 600/BARRA Growth
              Index Fund+                                               556,241
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                          17,459,023
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 23.6%
  3,942,172   Invesco AIM Liquid Assets Portfolio**                   3,942,172
    215,827   Touchstone Institutional Money Market Fund^               215,827
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                4,157,999
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 122.8%
(COST $19,733,243)                                                 $ 21,617,022
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.8%)                     (4,009,979)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 17,607,043
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $3,833,175.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

              VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
-----------------------------------------------------------------------------

Exchange Traded Funds   $17,459,023   $        --   $        --   $17,459,023
Investment Funds          4,157,999            --            --     4,157,999
-----------------------------------------------------------------------------
                                                                  $21,617,022

See accompanying Notes to Portfolios of Investments.

Touchstone Moderate ETF Fund
SCHEDULE OF INVESTMENTS
                                                      March 31, 2010 (Unaudited)

   Shares                                                             Value

EXCHANGE TRADED FUNDS -- 99.1%
    175,800   iShares Barclays Aggregate Bond Fund                 $ 18,318,360
    123,570   iShares MSCI EAFE Index Fund                            6,919,920
    172,710   iShares S&P 500 Growth Index Fund                      10,348,783
     29,790   iShares S&P 500 Index Fund/US                           3,495,559
    157,300   iShares S&P 500 Value Index Fund+                       8,881,158
     21,690   iShares S&P MidCap 400 Growth Index Fund+               1,840,179
     25,770   iShares S&P MidCap 400/BARRA Value Index
              Fund                                                    1,838,174
      9,400   iShares S&P SmallCap 600 Value Index Fund+                602,822
     19,480   iShares S&P SmallCap 600/BARRA Growth
              Index Fund                                              1,193,345
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                          53,438,300
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 16.8%
  8,270,678   Invesco AIM Liquid Assets Portfolio**                   8,270,678
    773,973   Touchstone Institutional Money Market Fund^               773,973
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                9,044,651
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 115.9%
(COST $63,118,216)                                                 $ 62,482,951
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.9%)                     (8,588,692)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 53,894,259
--------------------------------------------------------------------------------

+ All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2010, was $8,050,637.

**    Represents collateral for securities loaned.

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 5.

SPA -- Stand-by Purchase Agreement

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION               LEVEL 1        LEVEL 2      LEVEL 3        TOTAL
-----------------------------------------------------------------------------

Exchange Traded Funds   $53,438,300   $        --   $        --   $53,438,300
Investment Funds          9,044,651            --            --     9,044,651
-----------------------------------------------------------------------------
                                                                  $62,482,951

See accompanying Notes to Portfolios of Investments.

Touchstone Variable Series Trust
Notes to Schedules of Investments                     March 31, 2010 (Unaudited)


INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

The Funds have adopted FASB ASC?320 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 10, 2010, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 10, 2010, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

Touchstone Variable Series Trust
Notes to Schedules of Investments                     March 31, 2010 (Unaudited)


PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of March 31, 2010, the following Funds loaned securities and received collateral as follows:

                                           Fair Value of         Value of
                                         Securities Loaned  Collateral Received
--------------------------------------------------------------------------------
Touchstone Baron Small Cap Growth Fund        $ 4,755,740           $ 4,892,773

Touchstone Core Bond Fund                     $    14,315           $    15,120

Touchstone High Yield Fund                    $   172,280           $   188,340

Touchstone Large Cap Core Equity Fund         $ 6,569,289           $ 6,712,870

Touchstone Mid Cap Growth Fund                $ 5,007,440           $ 5,245,935

Touchstone Third Avenue Value Fund            $ 7,419,327           $ 7,578,859

Touchstone Aggressive ETF Fund                $ 2,086,510           $ 2,144,352

Touchstone Conservative ETF Fund              $ 2,675,315           $ 2,740,347

Touchstone Enhanced ETF Fund                  $ 3,833,175           $ 3,942,172

Touchstone Moderate ETF Fund                  $ 8,050,637           $ 8,270,678

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of March 10, 2010, there were no open forward foreign currency contracts.

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

Touchstone Variable Series Trust
Notes to Schedules of Investments                     March 31, 2010 (Unaudited)


SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the

U.S. FEDERAL TAX INFORMATION. As of March 10, 2010, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                 Gross          Net Unrealized
                                          Federal Tax   Gross Unrealized       Unrealized        Appreciation
                                             Cost         Appreciation        Depreciation      (Depreciation)
----------------------------------------------------------------------------------------------------------------
Touchstone Third Avenue Value            $ 44,211,514    $    16,070,189    $   (5,494,549)    $    10,575,640
Touchstone Baron Small Cap Growth        $ 12,218,816    $     8,894,525    $     (135,440)    $     8,759,085
Touchstone Aggressive ETF                $ 18,203,689    $       192,842    $     (825,628)    $     (632,786)
Touchstone Conservative ETF              $ 23,279,431    $       921,218    $     (778,041)    $       143,177
Touchstone Enhanced ETF                  $ 16,251,409    $     1,903,150    $     (479,709)    $     1,423,441
Touchstone Moderate ETF                  $ 57,807,775    $        16,772    $   (3,612,274)    $   (3,595,502)
Touchstone Core Bond                     $ 44,735,548    $       953,549    $   (1,187,396)    $     (233,847)
Touchstone High Yield                    $ 31,458,892    $     2,037,371    $     (477,829)    $     1,559,542
Touchstone Large Cap Core Equity         $ 65,402,974    $     7,109,449    $   (1,359,299)    $     5,750,150
Touchstone Mid Cap Growth                $ 24,124,672    $     4,011,218    $   (1,187,638)    $     2,823,580

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       ----------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 25, 2010

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 25, 2010